CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Hedging reserve	$ 0.2	$ 3.3	$ 3.5
Translation reserve	46.3	57.9	44.8
Merger reserve	333.8	333.8	333.8
Share based compensation reserve	$ 5.4	$ 3.8	$ 4.1